Investment Objectives and Goals - American Funds U.S. Small & Mid Cap Equity Fund	Sep. 20, 2024
Prospectus [Line Items]
Risk/Return [Heading]	American Funds U.S. Small and Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.